COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Supplement dated January 9, 2008 to the following

Statement of Additional Information

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Marsico 21st Century Fund, Variable Series

Columbia Mid Cap Growth Fund, Variable Series

Columbia Marsico International Opportunities Fund, Variable Series

Columbia High Yield Fund, Variable Series

Statement of Additional Information dated May 1, 2007

(Each a “Fund” and together the “Funds.”)

Effective January 1, 2008, the Board of Trustees of Columbia Funds Variable Insurance Trust I (the “Trust”) elected John J. Nagorniak and Anthony M. Santomero as Trustees of the Trust.

1.	For the Statement of Additional Information, the following information is added to the table entitled “Trustees” under the section entitled “MANAGEMENT OF THE TRUST; The Trustees and Officers”:

TRUSTEES

Name, Year of Birth and Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee
John J. Nagorniak (Born 1944) Trustee	Indefinite term; Trustee since January 2008	President and Director — Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director — Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman — Franklin Portfolio Associates (investing — Mellon affiliate), 1982 through 2007; retired	69	Trustee and Chairman — Research Foundation of CFA Institute; Director — MIT Investment Company; Trustee — MIT 401k Plan

Name, Year of Birth and Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee
Anthony M. Santomero (Born 1946) Trustee	Indefinite term; Trustee since January 2008	President and Chief Executive Officer — Federal Reserve Bank of Philadelphia, 2000 through April 2006; Senior Advisor — McKinsey & Company (consulting), July 2006 through December 2007; Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current	69	None

2.	For the Statement of Additional Information, the following information is added to the table entitled “Compensation Table for the Fiscal Year Ended December 31, 2006” under the section entitled “MANAGEMENT OF THE TRUST; Board Compensation”:

Name of Trustee	Aggregate Compensation from the Trust(1)	Total Compensation from the Columbia Funds Complex Paid to Directors
John J. Nagorniak	N/A	N/A
Anthony M. Santomero	N/A	N/A

(1)	In addition to their compensation, all Trustees receive reasonable reimbursements for travel and expenses related to their attendance at Board meetings.

3.	For the Statement of Additional Information, the following information is added to the table entitled “Beneficial Equity Ownership in Funds and Columbia Funds Family Calendar Year Ended December 31, 2006” under the section entitled “MANAGEMENT OF THE TRUST; Beneficial Equity Ownership Information”:

Trustee	Dollar Range of Equity Securities in a Fund	Aggregate Dollar Range of Equity Securities of Columbia Funds Family
John J. Nagorniak	A	A
Anthony M. Santomero	A	A